UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC, Series 2010-1A, Class B, 9.31%, 7/15/61 (a)	USD	1,150	$1,259,800
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.56%, 11/25/34 (b)		776	713,753
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.31%, 1/15/16 (b)		350	346,430
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,961,652
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	630	826,207
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (b)	USD	286	279,343
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A, 5.55%, 12/10/65		2,500	1,550,000
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.94%, 11/25/24 (b)		650	670,530
SLC Student Loan Trust, Series 2006-A, Class A4, 0.41%, 1/15/19 (b)		460	438,463
SLM Student Loan Trust, Series 2008-5 (b):
Class A3, 1.59%, 1/25/18		1,170	1,202,473
Class A4, 1.99%, 7/25/23		3,690	3,837,361
Santander Drive Auto Receivables Trust, Series 2010-2:
Class B, 2.24%, 12/15/14		870	871,610
Class C, 3.89%, 7/17/17		1,020	1,021,846
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		310	332,007

			15,311,475

Interest Only— 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		5,120	339,202

Asset-Backed Securities	Par (000)		Value

Interest Only (concluded)
Sterling Coofs Trust, Series 1, 2362.00%, 4/15/29	USD	7	$499,040

			838,242

Total Asset-Backed Securities – 4.4%			16,149,717

Common Stocks (c)	Shares

Software — 0.0%
Bankruptcy Management Solutions, Inc.		152	76

Specialty Retail — 0.0%
Lazydays RV Center, Inc.		2,590	16,395

Total Common Stocks – 0.0%			16,471

Corporate Bonds	Par (000)

Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15	USD	1,250	1,413,409
6.13%, 7/15/38		750	874,776

			2,288,185

Airlines — 0.4%
Continental Airlines, Inc., Series 2010-1-B, 6.00%, 7/12/20 (d)		700	707,000
United Air Lines, Inc., 12.75%, 7/15/12		793	890,098

			1,597,098

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (a)		3,050	3,918,966

Building Products — 0.5%
CPG International I, Inc., 10.50%, 7/01/13		230	233,738
Nortek, Inc., 10.00%, 12/01/18 (a)		1,450	1,450,000

			1,683,738

Capital Markets — 5.6%
CDP Financial, Inc. (a)(e):
3.00%, 11/25/14		1,950	2,020,184

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CHF	Swiss Franc
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
CDP Financial, Inc. (a)(e) (concluded):
5.60%, 11/25/39 (f)	USD	2,955	$3,175,461
Credit Suisse, Inc. (USA):
6.13%, 11/15/11		700	735,857
7.13%, 7/15/32		1,000	1,211,677
The Goldman Sachs Group, Inc.:
6.60%, 1/15/12		1,000	1,059,674
3.70%, 8/01/15		800	817,279
5.38%, 3/15/20		1,200	1,231,559
6.00%, 6/15/20		1,390	1,490,134
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(g)		225	23
Morgan Stanley:
2.79%, 5/14/13 (b)		1,880	1,939,835
4.20%, 11/20/14		1,620	1,676,705
4.00%, 7/24/15		400	405,966
3.45%, 11/02/15		916	898,976
6.25%, 8/28/17		900	976,947
5.63%, 9/23/19		760	773,121
5.50%, 7/24/20		2,155	2,205,302

			20,618,700

Chemicals — 0.7%
American Pacific Corp., 9.00%, 2/01/15		280	280,350
CF Industries, Inc., 7.13%, 5/01/20		1,750	1,957,812
The Dow Chemical Co., 4.25%, 11/15/20		185	180,447

			2,418,609

Commercial Banks — 8.5%
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/02/15 (a)		3,125	3,082,869
Bank of Nova Scotia, 1.65%, 10/29/15 (a)		4,775	4,700,337
CIT Group, Inc., 7.00%, 5/01/17		1,900	1,852,500
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		4,150	3,023,590
Discover Bank, 8.70%, 11/18/19		1,045	1,248,855
DnB NOR Boligkreditt, 2.10%, 10/14/15 (a)		4,005	3,967,117
Eksportfinans ASA:
1.88%, 4/02/13 (f)		2,815	2,866,157
3.00%, 11/17/14		1,490	1,565,367
2.00%, 9/15/15		2,440	2,441,854
5.50%, 6/26/17		1,000	1,162,149
HSBC Holdings Plc, 6.50%, 5/02/36		1,275	1,322,830
Royal Bank of Canada, 3.13%, 4/14/15 (a)		2,390	2,516,847
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 (a)		1,575	1,570,406

			31,320,878

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		250	248,125
Mobile Mini, Inc., 7.88%, 12/01/20 (a)		320	327,600
RR Donnelley & Sons Co., 7.63%, 6/15/20		169	184,355

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
West Corp., 7.88%, 1/15/19 (a)	USD	535	$528,313

			1,288,393

Consumer Finance — 0.4%
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (b)		120	120,000
7.80%, 6/01/12		380	402,845
6.63%, 8/15/17		380	391,674
SLM Corp., Series A, 0.59%, 1/27/14 (b)		600	533,611

			1,448,130

Containers & Packaging — 1.6%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	543,394
Ball Corp.:
7.13%, 9/01/16	USD	275	297,688
7.38%, 9/01/19		275	299,063
Berry Plastics Corp., 9.75%, 1/15/21 (a)		965	923,987
Crown Americas LLC, 7.63%, 5/15/17		1,210	1,306,800
Impress Holdings BV, 3.41%, 9/15/13 (a)(b)		330	327,525
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		1,435	1,539,037
Pregis Corp., 12.38%, 10/15/13		535	532,325

			5,769,819

Diversified Financial Services — 5.5%
Ally Financial Inc.:
8.30%, 2/12/15		2,000	2,105,000
6.25%, 12/01/17 (a)		240	230,400
8.00%, 3/15/20 (a)		560	576,800
Bank of America Corp.:
7.63%, 6/01/19		500	568,423
5.63%, 7/01/20		1,055	1,060,614
Citigroup, Inc.:
4.75%, 5/19/15		380	396,481
5.38%, 8/09/20		840	859,401
FCE Bank Plc, 7.88%, 2/15/11	GBP	550	851,221
General Electric Capital Corp.:
5.50%, 1/08/20	USD	2,150	2,301,622
6.75%, 3/15/32 (f)		3,000	3,271,884
JPMorgan Chase & Co.:
2.60%, 1/15/16		685	668,993
6.30%, 4/23/19		1,375	1,574,174
4.25%, 10/15/20		1,145	1,119,888
Novus USA Trust, 11/18/11 (a)		850	850,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		890	927,825
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	550	735,342
7.13%, 4/15/19	USD	2,111	2,147,942

			20,246,010

Diversified Telecommunication Services — 5.5%
AT&T Inc., 6.55%, 2/15/39 (e)		3,525	3,887,423
BellSouth Telecommunications, Inc., 8.29%, 12/15/95 (h)		1,700	1,234,295

2	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Frontier Communications Corp., 8.25%, 4/15/17	USD	473	$520,300
GCI, Inc., 8.63%, 11/15/19		1,000	1,087,500
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (a)		145	154,425
Qwest Communications International, Inc.:
7.50%, 2/15/14		15	15,150
Series B, 7.50%, 2/15/14		10	10,100
Qwest Corp., 8.38%, 5/01/16		170	204,000
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,574,045
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,000	1,073,451
Verizon Communications, Inc.:
8.75%, 11/01/18		720	971,195
6.40%, 2/15/38 (e)		2,100	2,338,045
8.95%, 3/01/39		1,125	1,609,333
Verizon Global Funding Corp., 7.75%, 6/15/32		575	723,976
Verizon Maryland, Inc., Series A, 6.13%, 3/01/12		1,355	1,436,963
Wind Acquisition Finance SA, 12.00%, 12/01/15 (a)		85	89,781
Windstream Corp.:
8.13%, 8/01/13		50	54,625
8.63%, 8/01/16		100	103,750
7.88%, 11/01/17		50	52,500

			20,140,857

Electric Utilities — 3.5%
Alabama Power Co., 6.00%, 3/01/39		550	618,779
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	366,610
6.00%, 1/15/38		850	967,941
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,575	1,892,378
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,471,758
Elwood Energy LLC, 8.16%, 7/05/26		145	139,448
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,700,225
6.40%, 6/15/38		340	399,698
Florida Power & Light Co., 4.95%, 6/01/35		575	566,650
PacifiCorp., 6.25%, 10/15/37		650	752,950
Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,578,632
Southern California Edison Co.:
5.63%, 2/01/36		675	724,463
Series 05-E, 5.35%, 7/15/35		150	156,205
Series 08-A, 5.95%, 2/01/38		1,100	1,239,365
The Toledo Edison Co., 6.15%, 5/15/37		350	366,257

			12,941,359

Energy Equipment & Services — 0.6%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		335	333,325

Corporate Bonds	Par (000)		Value

Energy Equipment & Services (concluded)
Exterran Holdings, Inc., 7.25%, 12/01/18 (a)	USD	600	$600,000
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		875	868,438
Precision Drilling Corp., 6.63%, 11/15/20 (a)		520	525,200

			2,326,963

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,975	2,369,107
6.20%, 4/15/38		850	985,672

			3,354,779

Food Products — 0.5%
Kraft Foods, Inc., 7.00%, 8/11/37		1,670	2,015,550

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		900	981,000

Health Care Providers & Services — 1.3%
HCA, Inc., 8.50%, 4/15/19		1,700	1,853,000
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,200	1,287,000
10.00%, 5/01/18		280	312,900
8.88%, 7/01/19		1,150	1,224,750

			4,677,650

Hotels, Restaurants & Leisure — 0.3%
MGM Mirage, 13.00%, 11/15/13		168	197,400
McDonald’s Corp., 5.70%, 2/01/39		850	935,207

			1,132,607

Household Durables — 0.6%
Irwin Land LLC (a):
Series A-1, 5.03%, 12/15/25		575	573,442
Series A-2, 5.30%, 12/15/35		780	691,314
Standard Pacific Corp., 10.75%, 9/15/16		1,000	1,140,000

			2,404,756

Household Products — 0.3%
Kimberly-Clark, Corp., 6.63%, 8/01/37		975	1,205,188

IT Services — 0.8%
First Data Corp.:
9.88%, 9/24/15		155	131,750
10.55%, 9/24/15 (i)		945	798,186
iPayment, Inc., 9.75%, 5/15/14		270	249,750
iPayment Investors LP, 12.75%, 7/15/14 (a)(i)		815	700,845
SunGard Data Systems, Inc., 7.63%, 11/15/20 (a)		1,100	1,100,000

			2,980,531

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders — 0.5%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	USD	1,650	$1,692,329
NRG Energy, Inc.:
7.25%, 2/01/14		30	30,600
7.38%, 2/01/16		15	15,075

			1,738,004

Industrial Conglomerates — 0.5%
Sequa Corp. (a):
11.75%, 12/01/15		760	811,300
13.50%, 12/01/15 (i)		927	1,006,317

			1,817,617

Insurance — 2.3%
Chubb Corp., 6.00%, 5/11/37		1,415	1,533,730
Manulife Financial Corp., 3.40%, 9/17/15		780	777,923
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13 (f)		2,550	2,612,824
5.13%, 6/10/14		775	859,004
Prudential Financial, Inc.:
4.75%, 9/17/15		1,220	1,319,179
5.70%, 12/14/36		950	931,048
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		505	586,945

			8,620,653

Machinery — 0.4%
AGY Holding Corp., 11.00%, 11/15/14		340	306,425
Navistar International Corp., 8.25%, 11/01/21		1,010	1,083,225

			1,389,650

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,100	1,171,500

Media — 6.1%
Affinion Group, Inc., 7.88%, 12/15/18 (a)		120	110,700
CBS Corp., 8.88%, 5/15/19		460	591,158
CCH II LLC, 13.50%, 11/30/16		2,265	2,663,737
CMP Susquehanna Corp., 3.44%, 5/15/14 (a)(b)		55	1,100
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		318	337,080
Series B, 9.25%, 12/15/17		1,272	1,357,860
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,826,676
Comcast Cable Communications LLC, 6.75%, 1/30/11		1,000	1,009,558
Comcast Corp., 6.40%, 3/01/40		607	648,623
DIRECTV Holdings LLC, 6.00%, 8/15/40		230	228,273
Discovery Communications LLC, 3.70%, 6/01/15		470	494,654

Corporate Bonds	Par (000)		Value

Media (concluded)
NBC Universal, Inc. (a):
5.15%, 4/30/20	USD	680	$725,939
4.38%, 4/01/21		995	998,649
The New York Times Co., 6.63%, 12/15/16 (a)		1,800	1,840,500
News America Holdings, Inc.:
8.45%, 8/01/34		2,475	3,123,433
8.15%, 10/17/36		145	179,414
Rainbow National Services LLC (a):
8.75%, 9/01/12		225	225,844
10.38%, 9/01/14		1,070	1,111,462
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		900	900,000
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,139,817
5.88%, 11/15/40		505	500,831
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,050,505
6.10%, 7/15/40		615	648,666

			22,714,479

Metals & Mining — 0.7%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		270	283,560
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		485	484,206
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (a)		259	252,139
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,549,179

			2,569,084

Multi-Utilities — 0.4%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,325,330

Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (i)		1,500	1,740,000

Oil, Gas & Consumable Fuels — 6.5%
BP Capital Markets Plc, 3.13%, 3/10/12		1,505	1,539,225
Berry Petroleum Co., 8.25%, 11/01/16		160	166,000
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,177,230
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		430	496,929
6.25%, 3/15/38		500	562,274
6.75%, 2/01/39		950	1,149,602
Cenovus Energy, Inc., 6.75%, 11/15/39		565	654,489
Chesapeake Energy Corp., 6.63%, 8/15/20		1,375	1,385,312
Conoco Funding Co., 7.25%, 10/15/31		150	188,416
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	166,347
Consol Energy, Inc. (a):
8.00%, 4/01/17		1,139	1,224,425
8.25%, 4/01/20		861	932,032
Devon Energy Corp., 7.95%, 4/15/32		650	863,584

4	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
EnCana Corp.:
6.50%, 8/15/34	USD	70	$77,672
6.63%, 8/15/37		775	868,721
Enterprise Products Operating LLC:
6.13%, 2/01/13		710	768,306
6.13%, 10/15/39		700	720,665
MidAmerican Energy Co., 5.80%, 10/15/36		800	864,912
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,029,576
6.50%, 9/15/37		2,115	2,457,522
Nexen, Inc.:
6.40%, 5/15/37		1,100	1,180,249
7.50%, 7/30/39		257	308,043
Peabody Energy Corp., 6.50%, 9/15/20		1,220	1,317,600
Petrobras International Finance Co.:
5.88%, 3/01/18		80	87,531
5.75%, 1/20/20		1,760	1,900,555
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		680	685,141
Valero Energy Corp., 6.63%, 6/15/37		1,300	1,291,125

			24,063,483

Paper & Forest Products — 1.2%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		1,650	1,823,250
International Paper Co., 7.30%, 11/15/39		610	682,777
NewPage Corp., 11.38%, 12/31/14		2,005	1,814,525

			4,320,552

Pharmaceuticals — 2.2%
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		1,500	1,798,471
Roche Holdings, Inc., 7.00%, 3/01/39 (a)		900	1,167,377
Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,563,554
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,673,898
Wyeth, 5.95%, 4/01/37 (e)		1,775	2,014,547

			8,217,847

Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	128,125

Real Estate Investment Trusts (REITs) — 0.1%
Kimco Realty Corp., 6.88%, 10/01/19		420	487,544

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (e)		940	988,162
Canadian National Railway Co., 6.38%, 10/15/11		1,000	1,048,911

			2,037,073

Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (a)	USD	390	$397,313

Software — 0.2%
Oracle Corp., 5.38%, 7/15/40 (a)		885	916,410

Specialty Retail — 0.1%
General Nutrition Centers, Inc., 10.75%, 3/15/15		405	409,050

Thrifts & Mortgage Finance — 1.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)		1,325	1,397,255
MGIC Investment Corp., 5.38%, 11/01/15		840	806,400
The PMI Group Inc., 6.00%, 9/15/16		1,400	1,188,017
Radian Group, Inc.:
5.63%, 2/15/13		1,400	1,400,000
5.38%, 6/15/15		1,400	1,302,000

			6,093,672

Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		650	696,447

Wireless Telecommunication Services — 4.2%
Cricket Communications, Inc.:
10.00%, 7/15/15		65	68,575
7.75%, 5/15/16		1,605	1,641,112
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,713,205
Digicel Group Ltd. (a):
8.88%, 1/15/15		1,800	1,818,000
8.25%, 9/01/17		150	157,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (a)		1,900	1,895,250
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		850	880,812
6.63%, 11/15/20		840	800,100
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		410	409,488
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,506,267
SBA Tower Trust, 4.25%, 4/15/40 (a)		950	1,002,477
Sprint Capital Corp.:
6.88%, 11/15/28		730	620,500
8.75%, 3/15/32		350	346,500
Vodafone Group Plc, 4.15%, 6/10/14		2,500	2,667,460

			15,527,246

Total Corporate Bonds – 68.5%			253,140,845

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	109,640
Italy Government International Bond, 5.38%, 6/15/33	USD	470	456,896

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value

Japan Finance Corp., 2.00%, 6/24/11	USD	880		$887,616
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		655		663,486
Mexico Government International Bond, 5.63%, 1/15/17		370		416,250
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		1,334		1,535,316
United Mexican States, Series A, 5.13%, 1/15/20		215		232,200

Total Foreign Agency Obligations – 1.2%				4,301,404

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.8%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		881		881,236
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100		873,467
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—	(j)	74
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,696		1,420,278
Series 2006-0A21, Class A1, 0.44%, 3/20/47 (b)		945		495,609
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		800		620,168
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (b)		380		222,591
Series 2007-10, Class A22, 6.00%, 7/25/37		836		660,191
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.45%, 2/25/47 (b)		301		186,488
GSR Mortgage Loan Trust (b):
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35		2,965		2,813,583
Series 2006-AR1, Class 2A1, 4.84%, 1/25/36		773		609,038
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.58%, 9/19/35 (b)		101		64,072
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.43%, 12/25/36 (b)		768		572,400
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,100		888,992
JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 3/25/37		702		597,693

Non-Agency Mortgage-Backed Securities	Par (000)			Value

Collateralized Mortgage Obligations (concluded)
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.37%, 5/25/36 (b)	USD	781		$591,156
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		3,155		3,289,057
Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)		1,580		1,580,000
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.14%, 5/25/47 (b)		427		273,784
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36		543		534,361
Series 2006-AR4, Class 2A4, 5.67%, 4/25/36 (b)		300		278,777
Series 2007-10, Class 1A21, 6.00%, 7/25/37		388		379,990

				17,833,005

Commercial Mortgage-Backed Securities — 13.1%
Banc of America Commercial Mortgage, Inc., Class A4:
Series 2006-4, 5.63%, 7/10/46		420		448,522
Series 2007-1, 5.45%, 1/15/49		750		788,379
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		2,970		3,122,848
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.09%, 12/10/49 (b)		2,020		2,170,187
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (b)		1,515		1,595,898
Commercial Mortgage Pass- Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		990		1,005,873
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 6.02%, 6/15/38 (b)		1,000		1,010,615
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		2,545		2,538,430
Class C, 4.86%, 11/05/27		750		741,534
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,630		2,765,537
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		2,246		2,345,315
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		2,580		2,713,621

6	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)			Value

Commercial Mortgage-Backed Securities (concluded)
GMAC Commercial Mortgage Securities, Inc. (concluded):
Series 2004-C3, Class A4, 4.55%, 12/10/41	USD	2,475		$2,521,358
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		1,892		1,938,984
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,380		2,421,849
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.28%, 6/15/29		2,530		2,633,964
Series 2007-C6, Class A4, 5.86%, 7/15/40		825		864,617
Series 2007-C7, Class A3, 5.87%, 9/15/45		700		742,691
Merrill Lynch Mortgage Trust, Series 2004BPC1, Class A3, 4.47%, 10/12/41 (b)		4,280		4,353,547
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,663		2,710,939
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.38%, 10/15/44 (b)		176		177,267
Series 2006-C28, Class A2, 5.50%, 10/15/48		7,400		7,534,708
Series 2007-C33, Class A4, 6.10%, 2/15/51 (b)		1,105		1,156,082

				48,302,765

Interest Only Collateralized Mortgage Obligations — 0.0%
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14		—	(j)	311
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)		2,724		54,486
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-1, Class IO, 0.49%, 3/25/22 (b)		585		1,118

				55,915

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)		8		—

Total Non-Agency Mortgage-Backed Securities – 17.9%				66,191,685

Other Interests (k)	Beneficial Interest (000)			Value

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	USD	2		$381

Total Other Interests – 0.0%				381

Preferred Securities

Capital Trusts	Par (000)

Insurance — 0.8%
The Allstate Corp., 6.50%, 5/15/67 (b)		2,150		2,155,375
Lincoln National Corp., 6.05%, 4/20/67 (b)		750		691,875

Total Capital Trusts – 0.8%				2,847,250

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(c)		12,873		—

Specialty Retail — 0.0%
Lazydays RV Center, Inc., 0.00% (c)		55		81,050

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (c)		40,000		23,000
Freddie Mac, Series Z, 8.38% (c)		94,539		51,051

				74,051

Total Preferred Stocks – 0.0%				155,101

Total Preferred Securities – 0.8%				3,002,351

Taxable Municipal Bonds	Par (000)

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16	USD	470		517,630
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40		250		249,490
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		260		276,518
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950		976,229
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260		1,305,045

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)			Value

Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	USD	670		$773,435
New York City Municipal Water Finance Authority, RB, Build America Bonds, 5.72%, 6/15/42		690		685,391
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550		537,790
5.60%, 3/15/40		950		941,801
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395		421,884
Princeton University, 5.70%, 3/01/39		575		648,732
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		1,100		1,098,130
Build America Bonds, 7.35%, 11/01/39		540		542,408
Build America Bonds, Various Purpose, 7.50%, 4/01/34		360		369,594
Various Purpose, Series 3, 5.45%, 4/01/15		2,475		2,623,500
State of Illinois, GO, Pension, 5.10%, 6/01/33		960		748,032
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440		415,765

Total Taxable Municipal Bonds – 3.6%				13,131,374

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.8%
Fannie Mae:
6.45%, 10/09/19 (f)(l)		6,125		4,044,466
5.63%, 7/15/37 (e)		825		972,960
Federal Home Loan Banks (m):
5.25%, 12/09/22		700		825,177
5.37%, 9/09/24		1,100		1,305,077
Federal Housing Administration, Merrill Projects:
Series 29, 7.43%, 10/01/20		43		42,638
Series 42, 7.43%, 9/25/22		42		41,697
Federal Housing Administration, Westmore Project, 7.25%, 4/01/21		1,401		1,400,644
Resolution Funding Corp., 8.56%, 4/15/30 (l)		6,055		2,615,621
Tennessee Valley Authority, 5.25%, 9/15/39		2,405		2,652,058

				13,900,338

Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 1402.63%, 5/25/21 (b)		—	(j)	2,665

U.S. Government Sponsored Agency Securities	Par (000)			Value

Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1991-87, Class S, 25.94%, 8/25/21 (b)	USD	31		$48,952
Series 2005-5, Class PK, 5.00%, 12/25/34		1,219		1,331,146
Series G-7, Class S, 116.20%, 3/25/21 (b)		—	(j)	2,205
Series G-17, Class S, 580.11%, 6/25/21 (b)		—	(j)	2,994
Series G-33, Class PV, 1078.42%, 10/25/21		—	(j)	2,539
Series G-49, Class S, 5.55%, 12/25/21 (b)		—	(j)	1,153
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 9757.35%, 3/15/20 (b)		—	(j)	759
Series 75, Class R, 9.50%, 1/15/21		—	(j)	1
Series 75, Class RS, 22.41%, 1/15/21 (b)		—	(j)	1
Series 173, Class R, 0.00%, 11/15/21		—	(j)	7
Series 173, Class RS, 9.14%, 11/15/21 (b)		—	(j)	7
Series 192, Class U, 1009.03%, 2/15/22 (b)		—	(j)	31
Series 1057, Class J, 1008.00%, 3/15/21		—	(j)	1,202

				1,393,662

Federal Deposit Insurance Corporation Guaranteed — 0.6%
General Electric Capital Corp.:
2.00%, 9/28/12		1,850		1,899,315
2.13%, 12/21/12		525		541,102

				2,440,417

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		3		450
Series 89, Class 2, 8.00%, 10/01/18		4		557
Series 94, Class 2, 9.50%, 8/01/21		2		392
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(j)	322
Series 1990-136, Class S, 15.21%, 11/25/20 (b)		7		9,420
Series 1991-38, Class N, 1,008.50%, 4/25/21		—	(j)	4
Series 1991-99, Class L, 930.00%, 8/25/21		—	(j)	1,389
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(j)	1,895
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		200		7,253

8	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series G-10, Class S, 575.46%, 5/25/21 (b)	USD	—	(j)	$6,431
Series G-12, Class S, 608.14%, 5/25/21 (b)		—	(j)	4,856
Series G92-5, Class H, 9.00%, 1/25/22		40		6,446
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(j)	352
Series 1043, Class H, 21.94%, 2/15/21 (b)		4		8,727
Series 1054, Class I, 435.32%, 3/15/21 (b)		—	(j)	769
Series 1056, Class KD, 1084.50%, 3/15/21		—	(j)	470
Series 1148, Class E, 592.55%, 10/15/21 (b)		—	(j)	3,170
Series 1254, Class Z, 8.50%, 4/15/22		80		17,609
Freddie Mac Mortgage-Backed Securities:
Series 200, Class R, 98,522.81%, 12/15/22 (b)		—	(j)	7
Series 1831, Class PG, 6.50%, 3/15/11		3		15
Series 2611, Class QI, 5.50%, 9/15/32		2,709		297,573

				368,107

Mortgage-Backed Securities — 46.9%
Fannie Mae Mortgage-Backed Securities:
4.00%, 11/01/15 – 12/15/40 (n)		39,400		40,107,603
4.50%, 12/15/40 – 1/15/41 (n)		78,300		81,403,052
5.00%, 12/15/40 – 1/15/41 (n)		45,400		48,100,310
5.50%, 12/01/13 – 7/01/16		268		291,453
6.00%, 3/01/16 – 4/01/35 (f)		2,792		3,076,165
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/15/40 (n)		100		103,828
8.00%, 4/15/24 – 6/15/25		67		79,095

				173,161,506

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23		11		9,904
Series 228, Class 1, 6/01/23		8		7,009
Series 1993-51, Class E, 2/25/23		37		33,625
Series 1993-70, Class A, 5/25/23		6		5,222

U.S. Government Sponsored Agency Securities	Par (000)			Value

Principal Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24	USD	28		$23,162

				78,922

Total U.S. Government Sponsored Agency Securities – 51.8%				191,342,952

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21 (f)		1,550		2,300,781
8.00%, 11/15/21 (f)		7,065		10,416,459
7.25%, 8/15/22 (f)		1,535		2,166,748
6.25%, 8/15/23 (f)		4,990		6,557,169
4.25%, 11/15/40		2,200		2,255,687
U.S. Treasury Notes:
0.38%, 9/30/12 (f)		5,985		5,977,752
0.38%, 10/31/12 (f)		20,200		20,169,235
0.50%, 10/15/13 (f)		2,745		2,731,489
1.25%, 10/31/15 (f)		18,445		18,283,606
2.25%, 11/30/17		2,680		2,697,377
3.50%, 2/15/18		1,315		1,431,604
2.63%, 8/15/20 (f)		8,772		8,673,315
2.63%, 11/15/20 (f)		6,010		5,921,725
3.50%, 2/15/39 (f)		2,865		2,574,919
4.25%, 5/15/39 (f)		2,770		2,844,012
4.38%, 5/15/40 (f)		8,225		8,615,688
3.88%, 8/15/40 (f)		14,610		14,037,011
U.S. Treasury Inflation Indexed Bonds, 0.50%, 4/15/15 (f)		3,603		3,709,834

Total U.S. Treasury Obligations – 32.9%				121,364,411

Warrants (o)	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (a)		14,710		—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		101		1

Total Warrants – 0.0%				1

Total Long-Term Investments (Cost – $657,014,392) – 181.1%				668,641,592

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Value (000)		Value

Over-the-Counter Call Swaptions — 1.3%
Receive a fixed rate of 4.22% and pay a floating rate based on 3- month LIBOR, Expires 4/29/11, Broker Credit Suisse International	USD	4,500	$442,139
Receive a fixed rate of 3.65% and pay a floating rate based on 3- month LIBOR, Expires 5/05/11, Broker Credit Suisse International		5,600	309,238
Receive a fixed rate of 4.01% and pay a floating rate based on 3- month LIBOR, Expires 5/16/11, Broker Goldman Sachs Bank USA		6,000	485,898
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		10,700	742,922
Receive a fixed rate of 3.00% and pay a floating rate based on 3- month LIBOR, Expires 9/02/11, Broker UBS AG		5,000	106,490
Receive a fixed rate of 3.12% and pay a floating rate based on 3- month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	77,955
Receive a fixed rate of 4.39% and pay a floating rate based on 3- month LIBOR, Expires 5/08/12, Broker Citibank NA		2,300	210,652
Receive a fixed rate of 3.89% and pay a floating rate based on 3- month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	249,005
Receive a fixed rate of 3.93% and pay a floating rate based on 3- month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	287,903
Receive a fixed rate of 3.70% and pay a floating rate based on 3- month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,700	232,053
Receive a fixed rate of 3.30% and pay a floating rate based on 3- month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA		4,000	125,944
Receive a fixed rate of 3.46% and pay a floating rate based on 3- month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	205,513
Receive a fixed rate of 3.81% and pay a floating rate based on 3- month LIBOR, Expires 9/17/13, Broker Citibank NA		1,400	65,782
Receive a fixed rate of 3.88% and pay a floating rate based on 3- month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		1,600	79,088
Receive a fixed rate of 5.20% and pay a floating rate based on 3- month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	935,124

Options Purchased	Notional Value (000)		Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 4.85% and pay a floating rate based on 3- month LIBOR, Expires 11/23/20, Broker UBS AG	USD	2,200	$155,745

			4,711,451

Over-the-Counter Put Options — 0.0%
EUR Put Option, Strike Price USD 1.34, Expires 12/01/10, Broker Citibank NA		2,776	121,749

Over-the-Counter Put Swaptions — 0.7%
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, Expires 4/29/11, Broker Credit Suisse International		4,500	14,351
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker Credit Suisse International		9,100	46,674
Pay a fixed rate of 4.01% and receive a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker Goldman Sachs Bank USA		6,000	35,520
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 5/19/11, Broker JPMorgan Chase Bank NA		10,700	86,766
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker UBS AG		5,000	228,340
Pay a fixed rate of 3.12% and receive a floating rate based on 3-month LIBOR, Expires 11/08/11, Broker Deutsche Bank AG		3,000	139,890
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, Expires 5/08/12, Broker Citibank NA		2,300	48,675
Pay a fixed rate of 3.89% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker Goldman Sachs Bank USA		4,200	158,231
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 7/16/12, Broker Goldman Sachs Bank USA		4,700	173,599
Pay a fixed rate of 3.70% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		4,700	214,988
Pay a fixed rate of 3.16% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker Deutsche Bank AG		2,400	57,480

10	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Notional Value (000)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 3.30% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker JPMorgan Chase Bank NA	USD	4,000	$274,508
Pay a fixed rate of 3.46% and receive a floating rate based on 3-month LIBOR, Expires 10/22/12, Broker UBS AG		5,500	338,503
Pay a fixed rate of 3.81% and receive a floating rate based on 3-month LIBOR, Expires 9/17/13, Broker Citibank NA		1,400	96,485
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, Expires 10/28/13, Broker Deutsche Bank AG		1,600	108,888
Pay a fixed rate of 4.85% and receive a floating rate based on 3-month LIBOR, Expires 10/14/14, Broker Deutsche Bank AG		1,700	86,074
Pay a fixed rate of 5.20% and receive a floating rate based on 3-month LIBOR, Expires 4/28/15, Broker Citibank NA		9,300	437,760
Pay a fixed rate of 4.85% and receive a floating rate based on 3-month LIBOR, Expires 11/23/20, Broker UBS AG		2,200	141,368

			2,688,100

Total Options Purchased (Cost – $7,314,802) – 2.0%			7,521,300

Total Investments Before TBA Sale Commitments and Options Written (Cost – $664,329,194*) – 183.1%			676,162,892

TBA Sale Commitments (n)	Par (000)

Fannie Mae Mortgage-Backed Securities:
4.00%, 11/01/15 – 12/15/40		51,900	(52,702,841)
4.50%, 12/15/40 – 1/15/41		81,711	(80,882,583)
5.00%, 12/15/40 – 1/15/41		43,084	(42,798,750)
5.50%, 12/01/13 – 7/01/16		200	(217,344)
6.00%, 3/01/16 – 4/01/35		8,500	(9,249,063)

Total TBA Sale Commitments (Proceeds – $187,282,430) – (50.3)%			(185,850,581)

Options Written	Contracts		Value

Exchange-Traded Call Options — (0.1)%
Five-Year U.S. Treasury Note Future, Strike Price USD 119.50, Expires 2/18/11, Broker Citibank NA		12	$(14,906)
Ten-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 2/18/11, Broker Citibank NA		46	(83,375)

			(98,281)

Exchange-Traded Put Options — (0.0)%
Five-Year U.S. Treasury Note Future, Strike Price USD 119.50, Expires 2/18/11, Broker Citibank NA		12	(10,688)
Ten-Year U.S. Treasury Bond, Strike Price USD 124.00, Expires 2/18/11, Broker Citibank NA		46	(78,344)

			(89,032)

	Notional Value (000)

Over-the-Counter Call Swaptions — (1.5)%
Pay a fixed rate of 2.32% and receive a floating rate based on 3-month LIBOR, Expires 12/03/10, Broker Citibank NA	USD	2,900	(29)
Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, Expires 2/08/11, Broker Deutsche Bank AG		5,900	(50,227)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		6,800	(580,951)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		3,500	(298,193)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 6/02/11, Broker UBS AG		5,000	(346,770)
Pay a fixed rate of 4.14% and receive a floating rate based on 3-month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,500	(260,176)
Pay a fixed rate of 4.05% and receive a floating rate based on 3-month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(241,734)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 7/30/12, Broker Citibank NA		1,700	(95,030)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(166,670)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Value (000)		Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG	USD	4,600	$(250,314)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(528,298)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		3,300	(368,329)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,000	(686,370)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc		500	(36,477)
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(101,611)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(153,795)
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA		9,200	(878,977)
Pay a fixed rate of 3.23% and receive a floating rate based on 6-month EURIBOR, Expires 9/03/13, Broker Citibank NA		5,500	(195,184)
Pay a fixed rate of 3.44% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG		1,300	(56,584)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,600	(220,818)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		1,600	(116,125)

			(5,632,662)

Over-the-Counter Put Swaptions — (0.9)%
Receive a fixed rate of 2.10% and pay a floating rate based on 3- month LIBOR, Expires 12/02/10, Broker Citibank NA		14,900	(149)
Receive a fixed rate of 3.32% and pay a floating rate based on 3- month LIBOR, Expires 12/03/10, Broker Citibank NA		2,900	(29)

Options Written	Notional Value (000)		Value

Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 2.80% and pay a floating rate based on 3- month LIBOR, Expires 2/08/11, Broker Deutsche Bank AG	USD	5,900	$(177,537)
Receive a fixed rate of 1.80% and pay a floating rate based on 3- month LIBOR, Expires 3/02/11, Broker Royal Bank of Scotland Plc		13,900	(178,921)
Receive a fixed rate of 2.15% and pay a floating rate based on 3- month LIBOR, Expires 4/26/11, Broker Deutsche Bank AG		3,700	(37,647)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, Expires 5/12/11, Broker Royal Bank of Scotland Plc		6,800	(34,768)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, Expires 5/13/11, Broker BNP Paribas SA		3,500	(18,168)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 6/02/11, Broker UBS AG		5,000	(45,265)
Receive a fixed rate of 4.14% and pay a floating rate based on 3- month LIBOR, Expires 6/15/12, Broker Deutsche Bank AG		3,500	(101,482)
Receive a fixed rate of 4.05% and pay a floating rate based on 3- month LIBOR, Expires 6/18/12, Broker Deutsche Bank AG		3,500	(110,026)
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 7/30/12, Broker Citibank NA		1,700	(69,586)
Receive a fixed rate of 4.00% and pay a floating rate based on 3- month LIBOR, Expires 8/13/12, Broker Morgan Stanley Capital Services, Inc.		8,100	(296,525)
Receive a fixed rate of 3.77% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG		3,300	(168,950)
Receive a fixed rate of 3.86% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker Deutsche Bank AG		4,600	(221,863)
Receive a fixed rate of 4.90% and pay a floating rate based on 3- month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		4,800	(128,645)
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		3,300	(87,080)
Receive a fixed rate of 5.00% and pay a floating rate based on 3- month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank NA		6,000	(162,144)

12	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Value (000)		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.32% and pay a floating rate based on 3- month LIBOR, Expires 5/28/13, Broker Royal Bank of Scotland Plc	USD	500	$(22,415)
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 7/08/13, Broker Deutsche Bank AG		1,700	(93,395)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, Expires 7/15/13, Broker Credit Suisse International		2,600	(144,763)
Receive a fixed rate of 5.33% and pay a floating rate based on 3- month LIBOR, Expires 7/17/13, Broker JPMorgan Chase Bank NA		9,200	(100,492)
Receive a fixed rate of 3.23% and pay a floating rate based on 6- month EURIBOR, Expires 9/03/13, Broker Citibank NA		5,500	(514,734)
Receive a fixed rate of 3.44% and pay a floating rate based on 3- month LIBOR, Expires 10/21/13, Broker Deutsche Bank AG		1,300	(107,506)
Receive a fixed rate of 4.84% and pay a floating rate based on 3- month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2,600	(135,897)
Receive a fixed rate of 4.47% and pay a floating rate based on 3- month LIBOR, Expires 8/05/15, Broker JPMorgan Chase Bank NA		7,900	(289,812)
Receive a fixed rate of 4.76% and pay a floating rate based on 3- month LIBOR, Expires 5/30/17, Broker JPMorgan Chase Bank NA		1,600	(110,270)

			(3,358,069)

Total Options Written (Premiums Received – $8,096,941) – (2.5)%			(9,178,044)

Total Investments, Net of TBA Sale Commitments and Options Written – 130.3%			481,134,267
Liabilities in Excess of Other Assets – (30.3)%			(111,749,091)

Net Assets – 100.0%			$369,385,176

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$664,921,489

Gross unrealized appreciation	$24,138,688
Gross unrealized depreciation	(12,897,285)

Net unrealized appreciation	$11,241,403

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co.	$707,000	$7,000

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Amount is less than $1,000.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Securities	$5,077,345	$783
Citigroup Global Markets Inc.	$(5,351,814)	38,839
Credit Suisse Securities (USA) LLC	$10,701,476	(68,723)
Deutsche Bank Securities, Inc.	$(9,486,097)	(34,918)
Goldman Sachs & Co.	$(17,974,943)	269,405
Greenwich Financial Services	$5,077,345	1
Morgan Stanley & Co., Inc.	$(4,150,688)	(91,423)
Nomura Securities International, Inc.	$(28,411)	389

(o)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity		Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	[1]	—	$419

	[1]	Represents net shares purchased/sold.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	1,829,282	USD	1,840,000	UBS AG	12/08/10	$(17,189)
EUR	1,355,000	USD	1,845,537	Citibank NA	12/08/10	(86,695)
EUR	675,000	JPY	76,028,625	Citibank NA	12/08/10	(32,364)
EUR	675,000	USD	913,727	Goldman Sachs Bank USA	12/08/10	(37,551)
EUR	675,000	USD	913,724	Royal Bank of Scotland	12/08/10	(37,548)
JPY	77,052,600	EUR	675,000	Goldman Sachs Bank USA	12/08/10	44,601
USD	1,479,329	EUR	1,085,000	BNP Paribas	12/08/10	70,957
USD	1,291,376	EUR	945,000	Citibank NA	12/08/10	64,729
USD	912,263	EUR	675,000	Goldman Sachs Bank USA	12/08/10	36,086
USD	847,430	GBP	533,500	Citibank NA	1/19/11	17,880
USD	1,454,059	EUR	1,062,000	Deutsche Bank AG	1/28/11	75,835

Total						$98,741

•	Reverse repurchase agreements outstanding as of November 30, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America	0.23%	10/13/10	Open	$9,112,039	$9,109,187
Bank of America	0.24%	10/14/10	Open	4,977,873	4,976,281
Credit Suisse Securities (USA) LLC	0.18%	10/14/10	Open	4,666,120	4,665,000
Bank of America	0.17%	10/15/10	Open	1,320,293	1,320,000
Bank of America	0.25%	10/15/10	Open	1,430,117	1,429,650
Bank of America	0.28%	10/15/10	Open	29,775,581	29,764,700
Barclays Capital, Inc.	0.28%	10/19/10	Open	6,331,079	6,328,963
Bank of America	0.20%	10/29/10	Open	1,955,033	1,955,000
Barclays Capital, Inc.	0.22%	11/02/10	Open	12,318,458	12,316,275
Barclays Capital, Inc.	0.23%	11/02/10	Open	2,135,045	2,134,650
UBS AG	0.38%	11/03/10	Open	2,405,484	2,404,773
UBS AG	0.38%	11/04/10	Open	5,916,311	5,914,625
Barclays Capital, Inc.	0.17%	11/09/10	Open	11,087,277	11,086,125
Credit Suisse Securities (USA) LLC	0.25%	11/10/10	12/13/10	2,697,393	2,697,000
Barclays Capital, Inc.	0.23%	11/16/10	Open	3,990,382	3,990,000
Merrill Lynch, Pierce, Fenner and Smith, Inc.	0.23%	11/18/10	Open	5,794,293	5,793,812
Credit Suisse Securities (USA) LLC	0.40%	11/22/10	Open	2,057,206	2,057,000
Deutsche Bank AG	0.17%	11/23/10	12/01/10	5,093,793	5,093,625
Merrill Lynch, Pierce, Fenner and Smith, Inc.	0.27%	11/30/10	Open	7,736,546	7,736,488
Deutsche Bank AG	0.22%	11/29/10	12/01/10	6,128,137	6,128,100
Deutsche Bank AG	(0.05)%	11/29/10	12/01/10	5,912,330	5,912,338
Merrill Lynch, Pierce, Fenner and Smith, Inc.	0.27%	11/30/10	Open	1,842,764	1,842,750

Total				$134,683,554	$134,656,342

14	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts purchased as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

30	2-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$6,586,638	$237
241	2-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$52,837,169	32,206
114	10-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$14,237,982	17,362
140	30-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$17,906,014	114,611
206	30-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$25,818,323	401,615
30	Euro Dollars	Chicago Mercantile	March 2011	$7,463,033	(6,158)
13	Euro Dollars	Chicago Mercantile	December 2012	$3,206,453	1,135

Total					$561,008

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

228	5-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$27,483,342	$(19,158)
223	5-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$26,670,280	(56,619)
344	10-Year U.S. Treasury Bond	Chicago Mercantile	March 2011	$42,627,911	(65,714)
18	30-Year U.S. Treasury Ultra Bond	Chicago Mercantile	March 2011	$2,387,918	9,668
30	Euro Dollars	Chicago Mercantile	December 2010	$7,472,542	854
60	Euro Dollars	Chicago Mercantile	December 2011	$14,836,350	(45,900)

Total					$(176,869)

•	Credit default swaps on single-name issuers - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Radian Group, Inc.	5.00%	Citibank NA	March 2013	$1,400	$(78,392)
Radian Group, Inc.	5.00%	Citibank NA	June 2015	$1,400	(78,064)
MGIC Investment Corp.	5.00%	Citibank NA	December 2015	$840	(38,144)
The PMI Group, Inc.	5.00%	Citibank NA	September 2016	$1,400	(27,468)
The New York Times Co.	1.00%	Barclays Bank Plc	December 2016	$1,800	(8,090)

Total					$(230,158)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

Dow Jones CDX North America Investment Grade Index Series 15	1.00%	Credit Suisse International	December 2015	$7,005	$10,653
Dow Jones CDX North America High Yield Index Series 15	5.00%	Deutsche Bank AG	December 2015	$1,550	11,631
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	December 2015	$1,900	19,398

Total					$41,682

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

Dow Jones CDX North America Investment Grade Index Series 15	5.00%	Credit Suisse International	December 2015	BBB+	$14,900	$(545,123)

	[1]	Using Standard and Poor’s rating.

	[2]	The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of November 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.57% (a)	3-month LIBOR	Citibank NA	November 2012	$19,800	$63,773
0.63% (a)	3-month LIBOR	Credit Suisse International	November 2012	$23,200	53,284
0.62% (a)	3-month LIBOR	Deutsche Bank AG	November 2012	$12,500	29,718
0.63% (a)	3-month LIBOR	Deutsche Bank AG	November 2012	$1,500	3,478
0.65% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2012	$8,000	15,395
0.69% (a)	3-month LIBOR	UBS AG	November 2012	$10,300	(10,341)
0.77% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	$3,800	—
1.49% (b)	3-month LIBOR	Citibank NA	October 2015	$4,700	(42,979)
1.32% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	October 2015	$1,500	(26,881)
1.35% (b)	3-month LIBOR	Credit Suisse International	October 2015	$1,600	(26,571)
1.39% (b)	3-month LIBOR	Deutsche Bank AG	October 2015	$2,000	(30,233)
1.36% (a)	3-month LIBOR	Royal Bank of Scotland Plc	November 2015	$100	1,699
1.73% (b)	3-month LIBOR	UBS AG	December 2015	$4,900	—
2.13% (b)	3-month LIBOR	Barclays Bank Plc	August 2017	$2,100	21,211
1.99% (b)	3-month LIBOR	Deutsche Bank AG	October 2017	$400	(9,180)
2.57% (a)	3-month LIBOR	Deutsche Bank AG	October 2020	$5,000	159,658
2.70% (a)	3-month LIBOR	UBS AG	October 2020	$2,100	44,149
2.79% (a)	3-month LIBOR	Deutsche Bank AG	October 2020	$400	5,386
2.86% (a)	3-month LIBOR	Citibank NA	November 2020	$1,300	9,499
2.98% (a)	3-month LIBOR	JPMorgan Chase Bank NA	November 2020	$700	(2,322)
2.89% (b)	3-month LIBOR	Deutsche Bank AG	November 2020	$1,200	(6,521)
2.99% (a)	3-month LIBOR	Deutsche Bank AG	December 2020	$900	(3,271)
2.92% (b)	3-month LIBOR	BNP Paribas SA	December 2020	$1,300	—
4.84% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	$1,600	(295,524)
4.44% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2040	$1,400	(163,395)
3.61% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2040	$1,100	38,700
3.68% (a)	3-month LIBOR	UBS AG	November 2040	$3,100	72,829
3.95% (a)	3-month LIBOR	Citibank NA	November 2040	$2,000	(51,729)
3.88% (b)	3-month LIBOR	Citibank NA	December 2040	$300	3,957
3.87% (b)	3-month LIBOR	Deutsche Bank AG	December 2040	$5,300	63,557

Total					$(82,654)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

16	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trust ‘s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$13,761,475	$2,388,242	$16,149,717
Common Stocks	—	76	16,395	16,471
Corporate Bonds	—	252,289,745	851,100	253,140,845
Foreign Agency Obligations	—	4,301,404	—	4,301,404
Non-Agency Mortgage-Backed Securities	—	63,675,578	2,516,107	66,191,685
Other Interests	—	—	381	381
Preferred Securities	$74,051	2,847,250	81,050	3,002,351
Taxable Municipal Bonds	—	13,131,374	—	13,131,374
U.S. Government Sponsored Agency Securities	—	189,857,191	1,485,761	191,342,952
U.S. Treasury Obligations	—	121,364,411	—	121,364,411
Warrants	—	—	1	1
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(185,850,581)	—	(185,850,581)

Total	$74,051	$475,377,923	$7,339,037	$482,791,011

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010	17

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$41,682	—	$41,682
Foreign currency exchange contracts	—	431,837	—	431,837
Interest rate contracts	$577,688	7,985,844	—	8,563,532
Liabilities:
Credit contracts	—	(775,281)	—	(775,281)
Foreign currency exchange contracts	—	(211,347)	—	(211,347)
Interest rate contracts	(380,862)	(9,659,678)	—	(10,040,540)

Total	$196,826	$(2,186,943)	—	$(1,990,117)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Total

Assets

Balance, as of August 31, 2010	$5,145,849	$13,235	$1,100	$2,331,908	$381	$65,455	$1,499,795	—	$9,057,723
Accrued discounts/ premiums	—	—	—	4,490	—	—	(292)	—	4,198
Net realized gain (loss)	—	—	—	8,096	—	—	(875)	—	7,221
Net change in unrealized appreciation/ depreciation[2]	395,649	3,160	—	(21,037)	—	15,595	16,250	$1	409,618
Purchases	—	—	—	—	—	—	—	—	—
Sales	—	—	—	(28,395)	—	—	(29,117)	—	(57,512)
Transfers in3	—	—	850,000	881,236	—	—	—	—	1,731,236
Transfers out[3]	(3,153,256)	—	—	(660,191)	—	—	—	—	(3,813,447)

Balance, as of November 30, 2010	$2,388,242	$16,395	$851,100	$2,516,107	$381	$81,050	$1,485,761	$1	$7,339,037

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $503,501.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: January 26, 2011